Equity (as restated) - Additional Information (FY) (Details)	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 class_of_stock vote $ / shares shares
Class of Stock [Line Items]
Number of classes of preferred stock | class_of_stock		1
Number of classes of common stock | class_of_stock		3
Preferred stock, authorized (in shares)	100,000,000	100,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preferred stock issued (in shares)	0	0
Preferred stock outstanding (in shares)		0
Common Class A
Class of Stock [Line Items]
Common stock, number of votes per share | vote		1
Common stock, issued (in shares)	42,628,996	40,835,093
Common Class B
Class of Stock [Line Items]
Common stock, issued (in shares)	0	0
Common Class C
Class of Stock [Line Items]
Common stock, number of votes per share | vote		10
Common stock, issued (in shares)	144,235,246	144,235,246
Common stock, voting rights, maximum percent		75.00%